ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Receivables

	As at December 31
(In millions of dollars)	2017	2016

Customer accounts receivable	1,515	1,455
Other accounts receivable	587	553
Allowance for doubtful accounts	(61)	(59)

Total accounts receivable	2,041	1,949